Loans - Non-Performing Loans (Details) - Non-Performing Financial Instruments - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Financing Receivable, Past Due [Line Items]
Non-accrual loans with an allowance	$ 70,171	$ 57,903
Non-accrual loans without an allowance	21,156	18,754
Past due 90 days or more and accruing	28,021	72,937
Total non- performing loans	119,348	149,594
Commercial loans
Financing Receivable, Past Due [Line Items]
Non-accrual loans with an allowance	17,325	17,209
Non-accrual loans without an allowance	0	818
Past due 90 days or more and accruing	105	0
Total non- performing loans	17,430	18,027
Commercial loans | Overdrafts
Financing Receivable, Past Due [Line Items]
Non-accrual loans with an allowance	195	0
Non-accrual loans without an allowance	0	1
Past due 90 days or more and accruing	105	0
Total non- performing loans	300	1
Commercial loans | Commercial and industrial
Financing Receivable, Past Due [Line Items]
Non-accrual loans with an allowance	17,130	17,209
Non-accrual loans without an allowance	0	817
Past due 90 days or more and accruing	0	0
Total non- performing loans	17,130	18,026
Commercial real estate loans
Financing Receivable, Past Due [Line Items]
Non-accrual loans with an allowance	2,891	17,410
Non-accrual loans without an allowance	543	110
Past due 90 days or more and accruing	0	0
Total non- performing loans	3,434	17,520
Commercial real estate loans | Commercial mortgage
Financing Receivable, Past Due [Line Items]
Non-accrual loans with an allowance	2,891	17,410
Non-accrual loans without an allowance	543	110
Past due 90 days or more and accruing	0	0
Total non- performing loans	3,434	17,520
Consumer loans
Financing Receivable, Past Due [Line Items]
Non-accrual loans with an allowance	598	654
Non-accrual loans without an allowance	410	281
Past due 90 days or more and accruing	498	244
Total non- performing loans	1,506	1,179
Consumer loans | Overdrafts
Financing Receivable, Past Due [Line Items]
Non-accrual loans with an allowance	5	0
Non-accrual loans without an allowance	0	38
Past due 90 days or more and accruing	32	0
Total non- performing loans	37	38
Consumer loans | Automobile financing
Financing Receivable, Past Due [Line Items]
Non-accrual loans with an allowance	99	126
Non-accrual loans without an allowance	75	38
Past due 90 days or more and accruing	0	0
Total non- performing loans	174	164
Consumer loans | Credit card
Financing Receivable, Past Due [Line Items]
Non-accrual loans with an allowance	0	0
Non-accrual loans without an allowance	0	0
Past due 90 days or more and accruing	466	244
Total non- performing loans	466	244
Consumer loans | Other consumer
Financing Receivable, Past Due [Line Items]
Non-accrual loans with an allowance	494	528
Non-accrual loans without an allowance	335	205
Past due 90 days or more and accruing	0	0
Total non- performing loans	829	733
Residential mortgage loans
Financing Receivable, Past Due [Line Items]
Non-accrual loans with an allowance	49,357	22,630
Non-accrual loans without an allowance	20,203	17,545
Past due 90 days or more and accruing	27,418	72,693
Total non- performing loans	$ 96,978	$ 112,868